SCHEDULE OF ASSETS (HELD AT END OF YEAR (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 47,686
EBP, NGSP
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	427
Total	$ 500,204
EBP, NGSP | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
EBP, NGSP | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
EBP, NGSP | Investment, Identifier [Axis]: Northrop Grumman Defined Contribution Plans Master Trust | Participation in Northrop Grumman Defined Contribution Plans Master Trust Retirement Account
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 47,686
Asset held for investment, plan interest in master trust, current value	174,374
EBP, NGSP | Investment, Identifier [Axis]: Northrop Grumman Defined Contribution Plans Master Trust | Participation in Northrop Grumman Defined Contribution Plans Master Trust Savings Account
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, plan interest in master trust, current value	325,318
EBP, NGSP | Investment, Identifier [Axis]: State Street Bank and Trust Company | State Street Bank and Trust Company short-term investment fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, plan interest excluding plan interest in master trust	$ 85